Balance Sheet Components - Schedule of Other Noncurrent Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Electronic design automation liabilities	$ 92	$ 97
Other non-current liabilities	49	64
Total other non-current liabilities	$ 141	$ 161